Note 3 - Yellowstone Transaction - Reconciliation to Consolidated Statements of Changes in Equity (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended	30 Months Ended
	Jan. 25, 2022	Jan. 24, 2022	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Cash - Yellowstone trust and cash, net of redemptions					$ 15,691	$ 0
Cash - BOC PIPE investment					45,000	$ 0
Less: transaction costs and advisory fees	$ (14,700)				(12,731)		$ (600)	$ (12,700)
Net proceeds from the Yellowstone Transaction					47,960
Conversion of Sky Series B preferred units to Class A Common Stock				$ 1,250
Less: Initial fair value of Warrants liability assumed on 1/25/2022					(7,986)
Net adjustment to total equity from the Yellowstone Transaction			$ 94,003		94,003
Common Class B [Member]
Stock Issued During Period, Shares, New Issues (in shares)	42,192,250
Sky’s Series B Preferred Units Converted Into Class A Common Stock [Member]
Conversion of Sky Series B preferred units to Class A Common Stock					$ 54,029
Common Stock [Member]
Common stock, outstanding (in shares)		13,598,898			57,129,831			57,129,831
Less: redemption of Yellowstone Common Stock (in shares)		(12,061,041)
Common stock of Yellowstone, net of redemptions (in shares)		1,537,857
Common Stock [Member] | Common Class A [Member]
Conversion of Sky Series B preferred units to Class A Common Stock				$ 0
Net adjustment to total equity from the Yellowstone Transaction			$ 1
Common stock, outstanding (in shares)			14,937,581	0	14,937,581	0	0	14,937,581	0
Common Stock [Member] | Common Class B [Member]
Conversion of Sky Series B preferred units to Class A Common Stock				$ 0
Net adjustment to total equity from the Yellowstone Transaction			$ 4
Common stock, outstanding (in shares)			42,192,250	0	42,192,250	0	0	42,192,250	0
Common Stock [Member] | BOC PIPE [Member]
Stock Issued During Period, Shares, New Issues (in shares)	4,500,000
Common Stock [Member] | Sky’s Series B Preferred Units Converted Into Class A Common Stock [Member]
Conversion of Sky Series B units to Class A Common Stock (in shares)	5,500,000
Common Stock [Member] | Sponsor [Member]
Common stock, outstanding (in shares)			3,399,724